Significant Accounting Policies (Details)				6 Months Ended
		Mar. 31, 2024 USD ($)	Apr. 01, 2019	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($) ¥ / shares	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2021
Significant Accounting Policies [Line Items]
Current assets		$ 20,997,329		$ 20,997,329	$ 20,997,329		$ 24,437,682
Current liabilities		39,052,608		39,052,608	39,052,608		40,531,407
Exceeded amount		18,055,279
Incurred net loss		(4,649,379)		(4,649,379)		$ (5,016,526)
Accumulated deficit		$ (13,107,089)		(13,107,089)	$ (13,107,089)		(8,465,867)
Advances to suppliers				$ 47,813		150,547
Residual value percentage		5.00%		5.00%	5.00%
Lease term								3 years
Purchase option price (in Yuan Renminbi per share) | ¥ / shares					$ 1
Third-party lenders		$ 983,163		$ 983,163	$ 983,163
Recognized interest expense				8,116		5,992
VAT rate			13.00%
Government subsidies	[1]			228,673		479,152
Shipping and handling costs				$ 149,786		288,767
Tax benefit percentage				50.00%
Minimum [Member] | Perspective Lessee [Member]
Significant Accounting Policies [Line Items]
Lease term		3 years		3 years	3 years
Maximum [Member] | Perspective Lessee [Member]
Significant Accounting Policies [Line Items]
Lease term		6 years		6 years	6 years
Government Subsidies [Member]
Significant Accounting Policies [Line Items]
Government subsidies				$ 228,673		$ 479,152

[1]	Government subsidies as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. Government subsidies as the support for certain assets were recorded in deferred government subsidies and are amortized in the future periods. For six months ended March 31, 2024 and 2023, the Company recorded government subsidies of $228,673 and $479,152 respectively.